                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesley, Taft & Associates, LLC
Address: 10 South LaSalle Street, Suite 3250
         Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Faris F. Chesley
Title: Manager
Phone: 312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley              Chicago, Illinois                 July 8, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:          201
Form 13F Information Table Value Total:       522268
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                                    FORM 13F
                                    30-Jun-11

                                                                                                  Voting Authority
                               Title of             Value   Shares/ Sh/ Put/ Invstmt   Other  ------------------------
Name of Issuer                   class    CUSIP   (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole   Shared   None
------------------------------ -------- --------- -------- -------- --- ---- ------- -------- -------- ------ --------
3M Company                     COM      88579y101     4913    51800 SH       Sole                 6344           45456
Abbott Laboratories            COM      002824100     3798    72181 SH       Sole                23082           49099
Accenture PLC                  COM      G1151C101     4820    79779 SH       Sole                71529            8100
Ace Ltd Switzerland            COM      H0023R105      352     5350 SH       Sole                 5350
Aflac Inc.                     COM      001055102      257     5500 SH       Sole                                 5500
Agilent Technologies Inc.      COM      00846U101     3128    61196 SH       Sole                57621            3075
Air Products & Chemicals Inc.  COM      009158106     2324    24310 SH       Sole                22915            1150
Altera Corp                    COM      021441100      241     5200 SH       Sole                 5200
Altria Group Inc.              COM      02209s103      238     8998 SH       Sole                 8598            4400
Amazon.com, Inc.               COM      023135106     1856     9078 SH       Sole                 8078             900
American Growth Fund of Americ          399874403     1097 34670.98 SH       Sole             1140.881        33304.67
American New Perspective Fund           648018406      323 10860.77 SH       Sole             4387.922        6472.844
AmerisourceBergen Corp         COM      03073e105     6894   166528 SH       Sole                44350          121728
Amgen, Inc.                    COM      031162100      224     3836 SH       Sole                 3836
Amphenol Corp CL A             COM      032095101     8059   149269 SH       Sole                59876           89543
Anadarko Petroleum             COM      032511107      241     3144 SH       Sole                  924            1320
AON Corp Com                   COM      037389103      134     2610 SH       Sole                 1810             800
Apache Corp                    COM      037411105     2290    18555 SH       Sole                15605            2650
Apple Computer Inc.            COM      037833100     6116    18219 SH       Sole                16944            1145
Archer Daniels Midland         COM      039483102      577    19130 SH       Sole                13734            5144
AT&T Inc.                      COM      00206R102     3029    96433 SH       Sole                63037           33216
Automatic Data Processing      COM      053015103      613    11630 SH       Sole                 5630            6000
Baidu, Inc.                    COM      056752108      593     4233 SH       Sole                 4233
Bank of America Corporation    COM      060505104      271    24765 SH       Sole                24665            1000
Barclays Bank PLC Pfd. 6.625%  PFD      06739f390      216     9000 SH       Sole                 9000
Barclays Dow Jones UBS Commodi ETF      06738C778     3923    83060 SH       Sole                75020            8040
Bed Bath & Beyond, Inc.        COM      075896100      865    14825 SH       Sole                12500            2325
Blackrock Inc                  COM      09247X101     1392     7255 SH       Sole                 6520             635
Bristol Myers Squibb Co        COM      110122108      413    14248 SH       Sole                12248            2000
Caterpillar Inc.               COM      149123101      824     7743 SH       Sole                 5443            2300
CB Richard Ellis Group, Inc.   COM      12497T101      372    14825 SH       Sole                14825
CenterPoint Energy, Inc.       COM      15189t107      262    13550 SH       Sole                13550
Central Fund Canada Cl A       ETF      153501101      323    15850 SH       Sole                                15850
CenturyLink, Inc.              COM      156700106      815    20167 SH       Sole                19667             500
Chevron Corp                   COM      166764100    12233   118950 SH       Sole                45509           73541
Church & Dwight Company, Inc.  COM      171340102     6218   153390 SH       Sole                 8270          145120
Cisco Systems Inc.             COM      17275R102     1151    73725 SH       Sole                52225           21500
Citrix Systems, Inc.           COM      177376100      256     3194 SH       Sole                 3194
Clorox Co                      COM      189054109      335     4962 SH       Sole                 4962
Coach, Inc.                    COM      189754104      499     7800 SH       Sole                 7750              50
Coca Cola Company              COM      191216100     5414    80462 SH       Sole                10392           70070
Cognizant Technology Solutions COM      192446102     8153   111170 SH       Sole                68110           42475
Colgate Palmolive Company      COM      194162103     1018    11650 SH       Sole                 8650            3000

ConocoPhillips                 COM      20825c104      362     4821 SH       Sole                 3121            1700
CSX Corp                       COM      126408103      342    13038 SH       Sole                13038
Cummins Inc.                   COM      231021106      693     6694 SH       Sole                 4294            2400
CurrencyShares Canadian Dollar ETF      23129x105      206     2000 SH       Sole                 2000
CurrencyShares Swiss Franc Tru ETF      23129V109     3231    27450 SH       Sole                  900           26500
CVS Caremark Corp              COM      126650100      293     7804 SH       Sole                 1804            6000
Danaher Corporation            COM      235851102     4783    90254 SH       Sole                50029           39275
Deere & Company                COM      244199105      646     7830 SH       Sole                 5800            2030
Digital Realty Trust, Inc.     COM      253868103      216     3500 SH       Sole                 3500
Dollar Tree Stores, Inc.       COM      256746108     8323   124939 SH       Sole                31340           93649
Dominion Resources             COM      25746U109      524    10861 SH       Sole                 8961            1900
E I DuPont De Nemours & Co     COM      263534109     1674    30967 SH       Sole                26817            4000
Ecolab Inc.                    COM      278865100     5922   105040 SH       Sole                86650           17640
Edwards Lifesciences Corp      COM      28176E108     2501    28690 SH       Sole                25390            3300
EMC Corporation                COM      268648102      565    20493 SH       Sole                20493
Emerson Electric Co.           COM      291011104     1543    27430 SH       Sole                26980             300
Estee Lauder Companies, Inc.   COM      518439104      229     2177 SH       Sole                 2177
Exelon Corp                    COM      30161n101      214     5000 SH       Sole                 1000            4000
Express Scripts CL A           COM      302182100    14682   271996 SH       Sole                96446          174950
Exxon Mobil Corp               COM      30231G102    17245   211909 SH       Sole                78848          132261
F5 Networks Inc.               COM      315616102     2653    24065 SH       Sole                 9395           14670
Family Dollar Stores, Inc.     COM      307000109      804    15300 SH       Sole                 1000           14300
Fastenal Company               COM      311900104      208     5780 SH       Sole                 3000            1280
FedEx Corp                     COM      31428x106     1234    13010 SH       Sole                11835            1055
Fiserv Inc.                    COM      337738108      407     6500 SH       Sole                                 6500
Fortune Brands                 COM      349631101     4035    63275 SH       Sole                23575           39825
Franklin Resources             COM      354613101      599     4565 SH       Sole                 4565
Freeport McMoran Copper & Gold COM      35671D857      592    11200 SH       Sole                 9825            1375
General Electric Corporation   COM      369604103     4049   214694 SH       Sole               185079           28715
General Mills Inc.             COM      370334104     1521    40854 SH       Sole                32654            8000
Genuine Parts Company          COM      372460105     2715    49904 SH       Sole                 5404           44500
Gilead Sciences, Inc.          COM      375558103      298     7200 SH       Sole                                 6500
Google Inc Cl A                COM      38259P508     1962     3874 SH       Sole                 3033             801
Grainger WW Inc                COM      384802104      761     4950 SH       Sole                  950            4000
H.J. Heinz Co.                 COM      423074103     2484    46614 SH       Sole                38439            8250
Health Care REIT, Inc.         COM      42217k106      325     6195 SH       Sole                 5695             500
Hewlett Packard Co             COM      428236103      962    26435 SH       Sole                11435           15000
Honeywell International        COM      438516106     8778   147303 SH       Sole                57060           90043
HSBC Holdings PLC 8.125%       PFD      404280703      218     8200 SH       Sole                 8200
Illinois Tool Works Inc.       COM      452308109     7452   131920 SH       Sole                55062           76608
Intel Corporation              COM      458140100     1813    81825 SH       Sole                13200           68500
IntercontinentalExchange Inc.  COM      45865V100     4306    34525 SH       Sole                27370            7005
Interiors, Inc. Cl A           COM      458688108        0   879655 SH       Sole               879655
International Business Machine COM      459200101    13468    78508 SH       Sole                17602           60856
Intuit Inc.                    COM      461202103      394     7600 SH       Sole                 7600
iShares Barclays Aggregate Bon ETF      464287226     4465    41858 SH       Sole                36883            4875
iShares Barclays US TIPS Fund  ETF      464287176     2992    27046 SH       Sole                23346            3200
iShares COMEX Gold Trust       ETF      464285105      168    11450 SH       Sole                11250             200
iShares Dow Jones US Oil Equip COM      464288844      690    10788 SH       Sole                10038             750
iShares iBoxx $ Inv Grade Corp ETF      464287242     1338    12150 SH       Sole                10100            2050
iShares JPMorgan Emerg Mrkts B ETF      464288281      530     4850 SH       Sole                 4850
iShares MSCI Canada Index      ETF      464286509     5556   175447 SH       Sole                36370          138977
iShares MSCI Emerging Markets  ETF      464287234    13675   287287 SH       Sole                95490          191697

iShares Nasdaq Biotechnology I COM      464287556     2534    23754 SH       Sole                21484            1955
iShares Russell Midcap Index F ETF      464287499      841     7690 SH       Sole                 7690
iShares S&P 500 Index Fund     ETF      464287200      444     3351 SH       Sole                 2551             800
iShares S&P MidCap 400         ETF      464287507     7311    74829 SH       Sole                63596           10733
iShares S&P National AMT-Free  ETF      464288414      393     3800 SH       Sole                 3800
iShares S&P SmallCap 600       ETF      464287804     8368   114131 SH       Sole               103539           10592
iShares Tr Barclays 1-3 Year   ETF      464288646     4870    46400 SH       Sole                36025           10375
iShares Tr MSCI EAFE Index     ETF      464287465    11502   191260 SH       Sole               175128           16132
iShares Trust FTSE/Xinhua Chin ETF      464287184      354     8250 SH       Sole                 8250
Isle of Capri Casinos, Inc.    COM      464592104      520    58810 SH       Sole                58810
ITC Holdings Corporation       COM      465685105      472     6575 SH       Sole                 6575
J P Morgan Chase & Co          COM      46625H100     2862    69896 SH       Sole                64262            6384
Jacobs Engineering Group Inc   COM      469814107     3853    89093 SH       Sole                80768            7550
Johnson & Johnson Co.          COM      478160104     6209    93334 SH       Sole                20096           73238
Johnson Controls, Inc.         COM      478366107      832    19975 SH       Sole                19775
JPMorgan Chase & Co Alerian ML ETF      46625H365     2935    79050 SH       Sole                75413            3637
Kimberly-Clark Corp            COM      494368103      527     7923 SH       Sole                 6073            1850
Kraft Foods Inc CL A           COM      50075N104     2397    68033 SH       Sole                50954           17379
Laboratory Corp Amer Hldgs     COM      50540R409     6650    68706 SH       Sole                 3542           65164
Leggett & Platt Inc Com        COM      524660107      220     9025 SH       Sole                 8850             175
Lowes Companies Inc.           COM      548661107      494    21200 SH       Sole                21100
Marsh & McLennan Companies, In COM      571748102      221     7100 SH       Sole                 7100
McCormick & Company            COM      579780206      202     4071 SH       Sole                   71            4000
McDonalds Corp                 COM      580135101     2308    27372 SH       Sole                21199            6773
Medco Health Solutions, Inc.   COM      58405u102      777    13745 SH       Sole                 5589            8156
Merck & Co., Inc.              COM      589331107      652    18487 SH       Sole                17487            1000
MetLife, Inc.                  COM      59156R108     2966    67610 SH       Sole                62335            4475
Microchip Technology, Inc.     COM      595017104      277     7295 SH       Sole                 6595             700
Microsoft Corp                 COM      594918104     4815   185181 SH       Sole                36728          147453
National Fuel Gas Co           COM      636180101      864    11868 SH       Sole                   38           11830
Nestle SA-Sponsored ADR        COM      641069406      209     3369 SH       Sole                  600            2769
Nextera Energy Inc Com         COM      65339F101     1218    21205 SH       Sole                19105            2200
Nike Inc                       COM      654106103      962    10687 SH       Sole                10412
Norfolk Southern Corp          COM      655844108      202     2700 SH       Sole                 2700
Northern Trust Corp            COM      665859104     2038    44334 SH       Sole                31894           12340
Novartis AG                    COM      66987V109     5918    96834 SH       Sole                32584           63800
O.T. Mining Corporation        COM      671061109       11    30000 SH       Sole                                30000
Occidental Petroleum Corp      COM      674599105      751     7219 SH       Sole                 7019
Omnicom Group Inc.             COM      681919106     2752    57139 SH       Sole                52034            4955
Oracle Systems Corporation     COM      68389X105    12537   380934 SH       Sole               168375          211109
O'Reilly Automotive, Inc.      COM      67103H107     7077   108030 SH       Sole                35105           72825
Pepsico Inc                    COM      713448108    13355   189616 SH       Sole                75004          114312
Perma-Fix Enviornmental Servic COM      714157104       21    15000 SH       Sole                                15000
Perrigo Co.                    COM      714290103      470     5350 SH       Sole                 5100             250
Pfizer, Inc                    COM      717081103     1339    64987 SH       Sole                40508           24479
Philip Morris International, I COM      718172109     8692   130178 SH       Sole                16709          113369
Powershares Golden Dragon Halt ETF      73935X401     1641    62460 SH       Sole                 2380           60080
Praxair Inc                    COM      74005P104     3793    34991 SH       Sole                31641            3050
PrivateBancorp, Inc.           COM      742962103      225    16300 SH       Sole                16300
Procter & Gamble Co            COM      742718109     6329    99553 SH       Sole                74968           24300
Progress Energy, Inc.          COM      743263105      264     5493 SH       Sole                 5493
ProShares Short 20+ Year Treas ETF      74347X849      404     9500 SH       Sole                                 9500
Public Storage                 COM      74460D109      208     1825 SH       Sole                 1825

Qualcomm Inc.                  COM      747525103     6472   113968 SH       Sole                95253           17725
Rayonier, Inc.                 COM      754907103      252     3850 SH       Sole                 3850
Raytheon Co                    COM      755111507      269     5402 SH       Sole                 5402
Regeneron Pharmaceuticals, Inc COM      75886f107     2338    41235 SH       Sole                 1000           40235
Republic Services, Inc.        COM      760759100      247     8000 SH       Sole                                 8000
Roper Industries Inc New       COM      776696106     1771    21265 SH       Sole                 5965           15300
Royal Dutch Shell PLC ADR CL A COM      780259206     1228    17261 SH       Sole                12211            4950
Salesforce Com Inc.            COM      79466L302      439     2947 SH       Sole                 2947
Schlumberger Ltd               COM      806857108     5384    62315 SH       Sole                56700            5365
Seadrill Ltd.                  COM                     208     5886 SH       Sole                 5886
Southern Company               COM      842587107      428    10611 SH       Sole                10061             550
Southwestern Energy Co         COM      845467109      420     9785 SH       Sole                 9785
SPDR Barclays Capital High Yie ETF      78464A417     2352    58475 SH       Sole                58375             100
SPDR Financial Select Sector   COM      81369Y605      420    27377 SH       Sole                27377
SPDR Gold Trust                ETF      78463V107    10276    70383 SH       Sole                17723           52660
SPDR S&P 500 ETF Trust         ETF      78462F103     6115    46335 SH       Sole                41235            5100
SPDR S&P China ETF             ETF      78463x400     3488    44525 SH       Sole                 3328           41147
SPDR S&P International SmallCa ETF      78463X871      862    27150 SH       Sole                23725            3425
SPDR S&P Midcap 400 ETF TR     ETF      78467Y107     4381    24688 SH       Sole                24688
St. Jude Medical               COM      790849103     2002    41980 SH       Sole                36055            5725
Starbucks Corp                 COM      855244109     2621    66381 SH       Sole                64901            1435
Stericycle Inc.                COM      858912108     4050    45440 SH       Sole                41905            3475
Stryker Corporation            COM      863667101     1161    19775 SH       Sole                11675            8000
Sysco Corporation              COM      871829107     1876    60154 SH       Sole                41529           18625
Target Corp                    COM      87612E106     2425    51694 SH       Sole                46594            4700
Teva Pharmaceutical Inds Ltd A COM      881624209     3910    81094 SH       Sole                62544           18250
Texas Instruments Inc.         COM      882508104      455    13850 SH       Sole                13650
Thermo Fisher Scientific, Inc. COM      883556102     5197    80705 SH       Sole                68805           11250
TJX Companies (New)            COM      872540109     1359    25875 SH       Sole                23150            2725
U.S. Rare Earth Minerals Inc.  COM      903410108        2    30000 SH       Sole                                30000
Union Pacific Corp             COM      907818108     8920    85442 SH       Sole                32092           53275
United Technologies Corp       COM      913017109     7917    89451 SH       Sole                31611           57840
UnitedHealth Group, Inc.       COM      91324p102      604    11712 SH       Sole                 9712            2000
US Bancorp Del New             COM      902973304      418    16378 SH       Sole                16378
Vanguard 500 Index Fund Signal          922908496      243  2419.77 SH       Sole              2419.77
Vanguard FTSE All-World Ex-US  ETF      922042775     8665   173968 SH       Sole               149028           23040
Vanguard REIT                  ETF      922908553      643    10700 SH       Sole                10700
Vanguard Total Bond Market Fun ETF      921937835     2862    35266 SH       Sole                19265           15901
Vanguard Total Stock Market In          922908488      273 8503.241 SH       Sole             8503.241
Vanguard Total Stock Market VI ETF      922908769     2689    39309 SH       Sole                38809             500
Vectren Corporation            COM      92240g101      742    26625 SH       Sole                26425
Verizon Communications         COM      92343V104      943    25321 SH       Sole                15205           10116
Videorec Technologies-Private  COM      926990656        0    18438 SH       Sole                                18438
Visa Inc.                      COM      92826C839      771     9150 SH       Sole                 5125            4025
Vodafone Group PLC New         COM      92857w209     1157    43315 SH       Sole                17785           25350
Walgreen Co.                   COM      931422109     7761   182789 SH       Sole                58552          122737
Walt Disney Co.                COM      254687106      731    18715 SH       Sole                12915            5800
Waste Management, Inc          COM      94106L109      303     8141 SH       Sole                 7153             988
Watson Pharmaceuticals Inc.    COM      942683103      495     7200 SH       Sole                 7200
Wells Fargo & Co.              COM      949746101     2588    92214 SH       Sole                82214           10150
Windstream Corp                COM      97381W104      113     8700 SH       Sole                 7500            1200
YUM! Brands, Inc.              COM      988498101      223     4043 SH       Sole                 4043
REPORT SUMMARY                 201  DATA RECORDS    522268            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.